OPERATING LEASES - Operating Lease Income (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended
	Jan. 26, 2022	Jun. 30, 2022	Jun. 30, 2023
Leases [Abstract]
Operating lease income	$ 37,506	$ 49,564	$ 171,616
Variable lease income		258	1,623
Variable lease expense	(217)
Total operating lease income	$ 37,289	$ 49,822	$ 173,239